Condensed Interim Consolidated Statements of Operations and Comprehensive Loss (Unaudited) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Operating expenses
Research and development	$ 996,029	$ 1,429,716	$ 2,879,945	$ 3,773,880	$ 4,833,973	$ 8,717,945
General and administrative expenses	1,491,755	1,336,197	6,440,568	3,744,162	5,054,120	4,841,884
Total operating expenses	2,487,784	2,765,913	9,320,513	7,518,042	9,938,093	13,559,829
Net operating loss	(2,487,784)	(2,765,913)	(9,320,513)	(7,518,042)	(9,938,093)	(13,559,829)
Other income (expenses)
Foreign exchange (loss) gain	(8,217)	(13,301)	(29,708)	(3,584)	9,928	(296,057)
Interest income	1,916	2,712	16,146	5,059	6,804	1,925
Grant income	61,122	32,757	333,462	32,757	191,087
Federal wage tax credits					69,416
Interest expense	(18,679)	(9,607)	(42,153)	(14,017)	(17,516)	(37,237)
Write-off of equipment						(5,506)
Impairment of intangible assets			(39,166)
Change in fair value of conversion feature liability	174,930		174,930
Change in fair value of warrant liabilities	416,806	(515,771)	(16,127)	(532,429)	(4,085,284)	1,823,444
Provision for loan losses			(55,000)
Total other income (expenses)	627,878	(503,210)	342,384	(512,214)	(3,825,565)	1,486,569
Net loss	(1,859,906)	(3,269,123)	(8,978,129)	(8,030,256)	(13,763,658)	(12,073,260)
Other comprehensive loss (income)
Currency translation adjustment		(11,232)		(19,573)	(19,573)	16,806
Comprehensive loss	$ (1,859,906)	$ (3,280,355)	$ (8,978,129)	$ (8,049,829)	$ (13,783,231)	$ (12,056,454)
Net loss per share, basic (in Dollars per share)	$ (0.31)	$ (0.84)	$ (1.51)	$ (2.23)	$ (3.65)	$ (4.44)
Net loss per share, diluted (in Dollars per share)	$ (0.31)	$ (0.84)	$ (1.51)	$ (2.23)	$ (3.65)	$ (4.44)
Weighted-average shares used to compute net loss per share, basic (in Shares)	6,030,259	3,880,433	5,928,460	3,599,266	3,774,219	2,718,888
Weighted-average shares used to compute net loss per share, diluted (in Shares)	6,030,259	3,880,433	5,928,460	3,599,266	3,774,219	2,718,888